Capital and Reserves (Details)												1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 15, 2024 USD ($)	Dec. 31, 2023 $ / shares SFr / shares	Dec. 15, 2023 SFr / shares shares	Jul. 10, 2023 $ / shares shares	Jul. 10, 2023 SFr / shares shares	May 01, 2023 USD ($) shares	May 01, 2023 SFr / shares shares	Apr. 13, 2023 $ / shares shares	Dec. 28, 2022 shares	Dec. 05, 2022 USD ($) shares	Sep. 09, 2022 shares	Jun. 27, 2023 CHF (SFr)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CHF (SFr) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CHF (SFr) shares	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 SFr / shares shares	Nov. 02, 2023 $ / shares shares	Jun. 30, 2023 SFr / shares
Capital and Reserves [Line Items]
Par value of common share | $ / shares		$ 0.002											$ 0.002				$ 0.002		$ 0.002
Common stock shares issued (in Shares) | shares						443,294	443,294								104,147				0.0001
Share premium account (in Francs) | SFr												SFr 0
Gross proceeds													$ 5,000,000
Aggregate proceeds													$ 4,000,000		$ 5,100,000
Aggregate common shares (in Shares) | shares													123,512,000,000	123,512,000,000
Aggregate offering price													$ 13,100,000		$ 854,475
Public offering (in Shares) | shares				43,750	43,750
Pre funded warrants (in Shares) | shares				511,806	511,806
Warrants purchase common shares (in Shares) | shares			81,274	555,556	555,556				2,359		2,085
Public offering price (in Dollars per share) | $ / shares				$ 9
Warrants exercise price (in Francs per share) | SFr / shares					SFr 8		SFr 30.76
Warrants granted share (in Shares) | shares				36,113	36,113
Strike price (in Francs per share) | SFr / shares					SFr 10
Warrants to purchase																	$ 112,597
Directly related transaction costs													$ 718,767
Volatility percentage													107.34%	107.34%
Risk-free rate percentage													4.25%	4.25%
Fair value warrants issued						$ 196,127							$ 4,660,305
Average price (in Francs per share) | SFr / shares							5.07
Aggregate of common shares (in Shares) | shares						81,274				555,279					17,500	17,500
Weighted average exercise price (in Francs per share) | SFr / shares							SFr 6.656
Yielding proceeds						$ 614,896
Derivative financial instruments						$ 16,768
Common shares (in Francs per share) | SFr / shares		$ 6.656	SFr 6.656
Common shares purchased (in Shares) | shares			81,274
Fair value amount	$ 45,774
Percentage of loan								90.00%
Conversion price (in Dollars per share) | $ / shares								$ 28.95
Loss from derivative financial instruments															$ 198,770
Agreement amount										$ 10,000,000
Agreed shares (in Shares) | shares										2,500
Derivative asset fair value										$ 321,065
Loss on derivative financial instruments										25,316
Minimum [Member]
Capital and Reserves [Line Items]
Volatility percentage						113.40%
Risk-free rate percentage						4.70%
Maximum [Member]
Capital and Reserves [Line Items]
Volatility percentage						115.00%
Risk-free rate percentage						5.40%
H.C. Wainwright & Co., LLC [Member]
Capital and Reserves [Line Items]
Common stock shares issued (in Shares) | shares													637,460					637,460
Gross proceeds													$ 1,660,000
Lincoln Park Capital Fund, LLC [Member]
Capital and Reserves [Line Items]
Aggregate proceeds										$ 984,087
Commitment Purchase Agreement LPC [Member]
Capital and Reserves [Line Items]
Common stock shares issued (in Shares) | shares										325,000
Common shares purchased										$ 10,000,000
Share Capital [Member]
Capital and Reserves [Line Items]
Issued shares (in Shares) | shares													2,670,524	2,670,524	397,700	397,700
Amount of stock (in Francs) | SFr														SFr 5,341.048		SFr 1,590,800
Par value of common share | SFr / shares																		SFr 0.002		SFr 4
Aggregate of common shares (in Shares) | shares								271,051
Share Premium [Member]
Capital and Reserves [Line Items]
Reduction amount													$ (26,492,110)